Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Feb. 29, 2020	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Leasehold improvements		$ 14,818
Property and equipment		107,711
Total cost	$ 295,503	122,529
Less accumulated depreciation	(42,537)	(5,298)
Net, property plant and equipment	$ 252,966	$ 117,231